GOING CONCERN (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 24, 2024	Jul. 18, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 17, 2024	May 16, 2024	Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 1,000,000.0		$ 1,000,000.0		$ 1,400,000
Working capital			(3,800,000)		(3,800,000)		(2,600,000)
Net loss			(595,707)	$ (470,131)	(1,297,170)	$ (1,521,279)	(9,932,620)	$ (3,322,695)
Net cash provided by used in operating activities					(3,001,342)	(1,181,265)	(2,525,354)	(1,369,060)
Purchase of green acres market					116,978	$ 145,373	$ 179,623	$ 387,485
Debt instrument interest rate stated percentage											12.00%
Line of credit											$ 5,000,000
Long term line of credit											$ 5,000,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of buildings	$ 695,000
Line of credit									$ 5,000,000
Long term line of credit										$ 5,000,000
Subsequent Event [Member] | Loan And Security Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Face amount		$ 7,500,000
Purchase of green acres market		$ 4,200,000
Debt instrument interest rate stated percentage		12.00%
Debt instrument, maturity date		Jul. 17, 2027
Revolving Credit Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 5,000,000		5,000,000
Lines of credit					$ 5,000,000
Interest rate percentage					12.00%